Debt - Narrative (Details) - USD ($)	Sep. 05, 2018	Sep. 30, 2018	Sep. 24, 2018	Aug. 28, 2018	Dec. 31, 2017
Senior Notes
Debt Instrument [Line Items]
Aggregate principal amount				$ 2,000,000,000
Senior Notes | 3.912% Senior Notes due 2021
Debt Instrument [Line Items]
Borrowings outstanding		$ 500,000,000
Aggregate principal amount				$ 500,000,000
Interest rate		3.912%		3.912%
Senior Notes | 4.272% Senior Notes due 2023
Debt Instrument [Line Items]
Borrowings outstanding		$ 750,000,000
Aggregate principal amount				$ 750,000,000
Interest rate		4.272%		4.272%
Senior Notes | 4.900% Senior Notes due 2028
Debt Instrument [Line Items]
Borrowings outstanding		$ 750,000,000
Aggregate principal amount				$ 750,000,000
Interest rate		4.90%		4.90%
Revolving credit facility | Credit Facility
Debt Instrument [Line Items]
Credit facility term	5 years
Credit facility, maximum borrowing capacity	$ 750,000,000		$ 750,000,000
Borrowings outstanding					$ 0
Term credit facility | Credit Facility
Debt Instrument [Line Items]
Credit facility term	3 years
Credit facility, maximum borrowing capacity	$ 500,000,000		$ 500,000,000
Borrowings outstanding		$ 500,000,000
Interest rate at period end		3.50%